Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBPESPB - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 13,007,136	$ 11,676,888
EBP, Note Receivable from Participant	89,211	$ 44,328
EBP, Form 5500 Caption, Total Assets	$ 13,096,347